SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement [Line Items]
Common Shares Issued	2,872,200		9,338,685
Gross proceeds on cash commission	$ 202		$ 268
Professional fees	$ 190
Cash commission percentage	2.75%		2.75%
Issuance shares costs			$ 360
Net proceeds from cash commission	$ 7,129		9,464
Proceeds from gross prospectus supplement	7,331		$ 9,732
Fair Value Of Stock Options Granted, Share-based Payments	819	$ 638
Share-based payments for fair value of RSUs vested	$ 863	$ 432
Share Capital One [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,308,296		1,197,709
Share capital fair value	$ 1,008		$ 1,018
Share capital of RSUs forfeit for withholding taxes	$ 342
Share Capital Two [Member]
Statement [Line Items]
Common Shares Issued	1,819,879		1,301,000
Issued common shares upon exercise of RSUs	2,077,000		1,301,000
Share capital fair value	$ 2,255		$ 1,515
Share capital of RSUs forfeit for withholding taxes. shares	257,121,000
Cash proceeds	$ 1,100		986
Fair value upon issuance of share capital	$ 1,155		$ 529